Additional Notes - Summary of Investment adivo GmbH (Details) - Adivo GmbH [Member]	12 Months Ended
Dec. 31, 2022 EUR (€) Rate
Adivo GmbH [Line Items]
Percentage of voting equity interests acquired | Rate	1720.00%
Equity method investment accounted in domestic currency	€ 92,948
Foreign exchange gain (loss)	€ 624,757
Currency	€
Fair Value of Adivo GmbH	€ 0